Landfill Closure and Post-Closure Costs (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Expected Timing Of Undiscounted Expenditures [Table Text Block]
December 31, 2013
Fair value of legally restricted assets (funded landfill post-closure costs)	$10,690
Undiscounted closure and post-closure costs	$672,245
Credit adjusted risk-free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk-free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2014	$10,332
2015	10,853
2016	14,149
2017	8,385
2018	14,817
Thereafter	613,709
$672,245

Schedule of Change in Asset Retirement Obligation [Table Text Block]

	December 31
	2013	2012

Landfill closure and post-closure costs, beginning of the year	$113,152	$101,502
Provision for landfill closure and post-closure costs, during the year	11,796	13,925
Accretion of landfill closure and post-closure costs, during the year	5,655	5,240
Landfill closure and post-closure expenditures, during the year	(4,276)	(6,737)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	-	200
Revisions to estimated cash flows, during the year	517	(1,630)
Foreign currency translation adjustment, for the year	(2,390)	652
	124,454	113,152
Less current portion of landfill closure and post-closure costs	10,332	8,871
Landfill closure and post-closure costs, end of year	$114,122	$104,281